Expenses by Nature (Tables)	6 Months Ended
Jun. 30, 2026
Expenses by Nature [Abstract]
Schedule of Expenses by Nature
	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Compensation and consulting	$3,901,839	$3,460,199	$8,440,565	$5,305,749
Marketing expenses	909,566	1,658,014	1,805,277	4,619,281
General and administration	574,088	664,254	961,928	1,203,972
Professional fees	1,501,961	1,628,105	3,746,897	2,446,103
Regulatory and transfer agent	107,281	178,408	430,532	285,532
Travel expenses	56,311	202,383	153,545	253,551
	$7,051,046	$7,791,363	$15,538,744	$14,114,188